Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill by Segment
Changes in the carrying amount of goodwill by reporting unit were as follows:

	Total	DWS	CA&I	ECS
Balance at December 31, 2022	$287.1	$140.5	$54.5	$92.1
Translation adjustments	0.3	0.3	—	—
Balance at December 31, 2023	287.4	140.8	54.5	92.1
Goodwill impairment (i)	(39.1)	(39.1)	—	—
Translation adjustments	(0.4)	(0.4)	—	—
Balance at December 31, 2024	$247.9	$101.3	$54.5	$92.1
(i) During the third quarter of 2024, the company recorded a goodwill impairment charge of $39.1 million in its DWS reporting unit as the carrying value exceeded its fair value. See Note 1, "Summary of significant accounting policies" for additional details.

Schedule of Intangible Assets, Net
Intangible assets, net at December 31, 2024 and 2023 consists of the following:

As of December 31, 2024	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Technology (i)	$10.0	$10.0	$—
Customer relationships (ii)	54.2	19.0	35.2
Marketing (ii)	1.3	1.0	0.3
Total	$65.5	$30.0	$35.5

As of December 31, 2023	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Technology (i)	$10.0	$8.1	$1.9
Customer relationships (ii)	54.2	14.1	40.1
Marketing (ii)	1.3	0.6	0.7
Total	$65.5	$22.8	$42.7
(i) Amortization expense is included within cost of revenue - technology in the consolidated statements of income (loss).
(ii) Amortization expense is included within selling, general and administrative expense in the consolidated statements of income (loss).

Schedule of Future Amortization of Intangible Assets
The future amortization relating to acquired intangible assets at December 31, 2024 was estimated as follows:

Year	Future Amortization Expense
2025	$4.3
2026	4.0
2027	4.0
2028	4.0
2029	4.0
Thereafter	15.2
Total	$35.5